Other current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other current assets
Payments on account	€ 182,239	€ 278,788
Income tax receivable	177,150	136,048
Debt securities	136,362	161,688
Other tax receivable	109,586	108,375
Deposit / guarantee / security	22,822	17,577
Prepaid insurance	21,160	24,888
Receivables for supplier rebates	20,662	90,388
Notes receivable	18,873	20,599
Prepaid rent	14,237	13,082
Loans to customers or suppliers	8,990	19,147
Derivatives	3,417	6,470
Other	160,653	176,928
Other current assets	€ 876,151	€ 1,053,978